JPMorgan SmartRetirement Blend 2050 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2050 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,335
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,021
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	722
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	538
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 414